Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock - Previously Reported [Member] - Class A Common Stock [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Class A Common Stock [Line Items]
Gross proceeds		$ 115,000,000
Less:
Proceeds allocated to Public Warrants		(2,978,500)
Issuance costs allocated to Class A common stock		(6,432,257)
Plus:
Accretion of Class A common stock subject to redemption to redemption amount	$ 1,975,219	13,120,621
Redemption of Class A common stock subject to redemption	(100,078,879)
Class A common stock subject to possible redemption	$ 20,606,204	$ 118,709,864